OTHER BORROWED FUNDS (Details)	0 Months Ended	12 Months Ended
	Jan. 20, 2011 TRY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 Fixed Rate Finansbank I [Member] EUR (€)		Dec. 31, 2013 Fixed Rate Finansbank Ii [Member] EUR (€)		Dec. 31, 2013 Floating Rate Finansbank I [Member] EUR (€)		Dec. 31, 2013 Floating Rate Finansbank Ii [Member] EUR (€)		Dec. 31, 2013 Fixed Rate Finansbank Iii [Member] EUR (€)		Dec. 31, 2013 Fixed Rate Finansbank Iv [Member] EUR (€)		Dec. 31, 2013 Fixed Rate Finansbank V [Member] EUR (€)
Short Term Borrowings Details [Abstract]
Other borrowed funds, facilities with a maturity of one year or less.		$ 2,327,000,000	€ 1,678,000,000		€ 2,027,000,000
Finansbank's EURO dual tranche term loan facility (signed on November 29, 2012)			265,000,000		212,000,000
Finansbank's USD dual tranche term loan facility (signed on November 29, 2012)		167,000,000		188,000,000
The weighted average interest rate of other borrowed funds.		6.74%	6.74%	8.52%	8.52%
Issuing of bank bonds with maturity of up to 1 year by Finansbank	1,000,000,000
Maturity Of Bonds Issued By Finansbank	1 year
Short Term Debt Instrument [Line Items]
Short Term Debt Issuance Date						October 11, 2013	[1]	October 25, 2013	[1]	November 27, 2013		November 28, 2013	[2]	November 25, 2013	[1]	December 12, 2013	[1]	December 24, 2013	[1]
Short Term Maturity Date						January 2014	[1]	February 2014	[1]	November 2014		November 2014	[2]	March 2014	[1]	April 2014	[1]	April 2014	[1]
Short Term Face Amount						750,000,000	[1]	150,000,000	[1]	167,000,000	[2]	265,000,000	[2]	245,000,000	[1]	899,000,000	[1]	116,000,000	[1]
Short Term Debt Own Held By Group						€ 22,000,000	[1]	€ 3,000,000	[1]	€ 0		€ 0	[2]	€ 11,000,000	[1]	€ 35,000,000	[1]	€ 1,000,000	[1]
Short Term Debt Interest Rate						Fixed rate of 9.45%	[1]	Fixed rate of 9.55%	[1]	Libor plus 1%.		Euribor plus 1%.	[2]	Fixed rate of 9.02%	[1]	Fixed rate of 8.69%	[1]	Fixed rate of 8.97%	[1]
Short Term Debt Frequency Of Payment						Single payment at maturity including capital amount	[1]	Single payment at maturity including capital amount	[1]	Quarterly		Quarterly	[2]	Single payment at maturity including capital amount	[1]	Single payment at maturity including capital amount	[1]	Single payment at maturity including capital amount	[1]
Short Term Debt Instrument Interest Rate Stated Percentage						9.45%	[1]	9.55%	[1]	1.00%		1.00%	[2]	9.02%	[1]	8.69%	[1]	8.97%	[1]
Short Term Debt Instance Currency						TL	[1]	TL	[1]	USD		EUR	[2]	TL	[1]	TL	[1]	TL	[1]

[1]	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to 1 year in the domestic market valued up to TL 1 billion.
[2]	On November 27 & 28, 2013, Finansbank amended the dual tranche term loan facility signed on November 29, 2012, based on which the amounts of USD 188 million and EUR 212 million were amended to USD 167 million and EUR 265 million, respectively.